Retirement Plans	11 Months Ended
Apr. 30, 2015
Retirement Plans [Abstract]
Retirement Plans

19.    Retirement Plans

Defined Contribution Plans

We sponsor a 401(k) plan for all eligible employees in the U.S. Under this 401(k) plan, employees can generally make pre-tax contributions of up to the lesser of a maximum of 75.0% of their eligible compensation or the section 402(g) limit as defined by the Internal Revenue Service.

We also have defined contribution plans in certain foreign locations. We recognized expense for contributions to our defined contribution plans of $10.2 million,  $10.8 million and $8.0 million in fiscal 2015, 2014 and 2013, respectively.

Defined Benefit Plans

We maintain defined benefit plans for certain of our employees in the U.S. and various other countries which were assumed in connection with acquisitions we completed in fiscal 2012 and prior years. The most significant of these defined benefit plans are in the United Kingdom, France, Germany, and Switzerland. Benefits under the various plans are based primarily on applicable legal requirements, years of service and compensation levels. Our defined benefit plans in the U.S., United Kingdom and Germany have been frozen with no further benefits accruing. As of April 30, 2015, these plans were funded to comply with the minimum legal funding requirements.

We used measurement dates of April 30, 2015 and May 31, 2014, respectively, for our pension plans and accrued benefit obligations. Actuarial valuations of the plans occur either on an annual or triennial basis, depending on jurisdictional statutes.

The following tables summarize the key data and assumptions for our defined benefit plans:

Change in Projected Benefit Obligation

	April 30,	May 31,
(in millions)	2015	2014
Projected Benefit obligation, beginning of fiscal year	$106.6	$92.7
Service cost	1.2	1.4
Interest cost	3.4	4.2
Plan participants contribution	0.3	0.3
Actuarial (gain) loss	14.7	(0.6)
Benefits payments	(2.2)	(2.5)
Assumption changes	0.6	3.9
Curtailment/settlement	(0.3)	(0.4)
Currency translation adjustment	(10.0)	7.6
Projected benefit obligation, end of fiscal year	$114.3	$106.6

Accumulated benefit obligation, end of fiscal year	$109.2	$101.7

Change in Plan Assets

	April 30,	May 31,
(in millions)	2015	2014
Fair value of plan assets, beginning of fiscal year	$74.2	$60.2
Actual return on plan assets	6.1	4.5
Employer contribution	2.3	3.8
Plan participants contribution	0.3	0.3
Benefits payments	(1.8)	(2.1)
Currency translation adjustment	(6.2)	7.5
Fair value of plan assets, end of fiscal year	$74.9	$74.2

Funded status, end of fiscal year	$(39.4)	$(32.4)

Amounts Recognized on Our Consolidated Balance Sheets

	April 30,	May 31,
(in millions)	2015	2014
Non-current asset	$1.0	$1.5
Current liability	(0.1)	(2.1)
Non-current liability	(40.3)	(31.8)
Total	$(39.4)	$(32.4)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

	April 30,	May 31,
(in millions)	2015	2014	2013
Net actuarial gain (loss)	$(19.9)	$(8.5)	$(10.2)
Prior service cost	(1.0)	(1.4)	(1.5)
Tax	4.6	2.5	2.8
Total amounts recognized in accumulated other comprehensive income (loss)	$(16.3)	$(7.4)	$(8.9)

Components of Net Periodic Pension Cost

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Service cost	$1.2	$1.4	$1.1
Interest cost	3.4	4.2	3.6
Amortization of prior service cost	0.2	1.9	0.2
Amortization of net actuarial (gain) loss	0.3	0.6	0.3
Expected return on plan assets	(3.7)	(3.9)	(2.9)
Net periodic pension cost	$1.4	$4.2	$2.3

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Net actuarial gain (loss)	$(11.4)	$1.7	$0.5
Prior service cost	0.6	2.0	0.7
Amortization of prior service cost	(0.2)	(1.9)	(0.2)
Tax	2.1	(0.3)	0.6
Total recognized in other comprehensive income (loss)	$(8.9)	$1.5	$1.6

Total recognized in net periodic benefit costs and other comprehensive income (loss)	$(10.3)	$(2.7)	$(0.7)

Estimated Amortization to be Recognized as Part of Net Periodic Pension Cost in Fiscal 2016

(in millions)
Net actuarial (gain) loss	$0.7
Prior service cost	$0.2

Defined Benefit Plans with Accumulated Benefit Obligations that Exceed the Fair Value of the Plan Assets

The accumulated benefit obligation exceeds the fair value of the plan assets for the majority of our defined benefit plans.  The pension benefits and the fair value of plan assets for those plans with accumulated benefit obligations in excess of plan assets were as follows:

	April 30,	May 31,
(in millions)	2015	2014
Projected benefit obligation	$113.0	$105.0
Accumulated benefit obligation	$107.8	$100.1
Fair value of plan assets	$72.5	$71.2

Fair Value of Plan Assets

 The fair value of defined benefit plans assets, as of April 30, 2015 and May 31, 2014, were as follows:

	April 30, 2015
	Fair Value Measurements Using Inputs Considered as
(in millions)	Level 1	Level 2	Level 3	Fair Value
Assets
Equity securities	$-	$42.9	$-	$42.9
Debt securities	-	21.4	-	21.4
Other	0.3	10.3	-	10.6
Total	$0.3	$74.6	$-	$74.9

	May 31, 2014
	Fair Value Measurements Using Inputs Considered as
(in millions)	Level 1	Level 2	Level 3	Fair Value
Assets
Equity securities	$-	$42.6	$-	$42.6
Debt securities	-	22.3	-	22.3
Other	0.4	8.9	-	9.3
Total	$0.4	$73.8	$-	$74.2

Pension plan assets relate to defined benefit pension plans which cover certain employees primarily in the U.S., United Kingdom, Germany, Switzerland and France and include investments held in cash, equity and debt index funds. The fair value of investments held in these funds is based on the fair value of the underlying securities within the fund. The pension plan assets are reflected in either other assets or other long-term liabilities on our Consolidated Balance Sheets depending on whether the related plan is over-funded or under-funded, respectively. Our pension plan assets are valued primarily using observable inputs other than quoted market prices and are included in Level 2 inputs within the fair value hierarchy as discussed in Note 5, Fair Value.

Determination of Benefit Obligations

Generally, the discount rates used to determine benefit obligations are determined as of the applicable measurement date, by considering various current yield curves representing high quality, long-term fixed income instruments, the duration of which are consistent with the duration of the applicable plan liabilities. The long-term expected rate of return for each asset class is based upon actual historical returns and future expectations for returns for each asset class. A single, long-term rate of return is then calculated as the weighted average of the target asset allocation and the long-term return assumption for each asset class.

Weighted-Average Assumptions Used to Determine Benefit Obligations
	April 30,	May 31,
	2015	2014	2013
Projected benefit obligation
Discount rate	2.9%	3.9%	4.1%
Rate of compensation increase	2.5%	2.9%	3.8%
Net periodic benefit cost
Discount rate	3.7%	4.0%	4.2%
Expected rate of return on plan assets	5.5%	5.5%	5.6%
Rate of compensation increase	2.5%	3.1%	3.7%

Investment Policy

Our investment strategy for our plan assets is to seek a competitive rate of return relative to an appropriate level of risk. The investments are held in cash, equity and debt index funds. Investments held in these funds are based on the fair value of the underlying securities within the fund, which represents the net asset value, a practical expedient to fair value, of the units held by the pension plan at year end. The asset allocations for our pension plans by asset category are as follows:

	Target	Percentage of
	Allocation	Plan Assets at
	Fiscal 2016	April 30, 2015

Equity securities	57.3%	57.3%
Debt instruments	28.6%	28.6%
Other	14.1%	14.1%

Future Contributions

We made contributions to our defined benefit pension plans of $2.3 million, $3.8 million and $2.8 million in fiscal 2015, 2014 and 2013, respectively. We expect to contribute approximately $2.2 million to our defined benefit plans during fiscal 2016.

Future Benefit Payments

As of April 30, 2015, we anticipate future benefit payments related to our defined benefit plans over the next 10 years will be as follows:

(in millions)
Fiscal 2016	$2.2
Fiscal 2017	2.1
Fiscal 2018	2.5
Fiscal 2019	2.2
Fiscal 2020	2.5
Fiscal 2021 through 2025	14.1
Total	$25.6